Item 1. Schedule of Investments


 T. Rowe Price Diversified Small-Cap Growth Fund
 (Unaudited) September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                         Shares       Value
 (Cost and value in $ 000s)


 COMMON STOCKS  99.7%
 CONSUMER DISCRETIONARY  19.4%
 Auto Components  0.6%
 Gentex                                                12,000        422

                                                                     422

 Automobiles  0.2%
 Thor Industries                                       5,000         132

                                                                     132

 Hotels, Restaurants & Leisure  3.8%
 Alliance Gaming *                                     13,000        196

 CEC Entertainment *                                   11,550        425

 International Speedway, Class A                       1,500         75

 PF Chang's China Bistro *                             9,200         446

 Rare Hospitality International *                      14,700        392

 Ruby Tuesday                                          9,000         251

 Sonic *                                               11,137        285

 Station Casinos                                       11,000        539

 The Cheesecake Factory *                              6,000         260

                                                                     2,869

 Household Durables  1.3%
 Harman International                                  1,500         161

 La-Z-Boy                                              5,000         76

 MDC Holdings                                          4,950         362

 Toll Brothers *                                       8,000         371

                                                                     970

 Internet & Catalog Retail  0.6%
 Drugstore.com *                                       35,000        120

 Insight Enterprises *                                 18,475        311

                                                                     431

 Leisure Equipment & Products  0.9%
 Marvel Enterprises *                                  20,250        295

 SCP Pool                                              14,680        392

                                                                     687

 Media  3.3%
 Catalina Marketing                                    3,000         69

 Cox Radio, Class A *                                  10,000        149

 Emmis Communications, Class A *                       24,000        433

 Entercom Communications *                             6,000         196

 Getty Images *                                        5,500         304

 Insight Communications, Class A *                     7,500         66

 Radio One, Class D *                                  30,000        427

 Regent Communications *                               19,500        110

 Scholastic *                                          12,200        377

 Spanish Broadcasting, Class A *                       15,600        154

 Valassis Communications *                             3,000         89

 Westwood One *                                        4,000         79

                                                                     2,453

 Multiline Retail  0.8%
 Dollar Tree Stores *                                  4,337         117

 Family Dollar Stores                                  2,500         68

 Fred's                                                23,000        413

                                                                     598

 Specialty Retail  7.1%
 AC Moore Arts & Crafts *                              17,500        433

 AnnTaylor Stores *                                    5,675         133

 Christopher & Banks                                   20,000        320

 Cost Plus *                                           14,350        508

 Gamestop, Class A *                                   11,000        204

 Group One Automotive *                                7,000         191

 Gymboree *                                            10,000        144

 Hibbett Sporting Goods *                              5,000         102

 Hot Topic *                                           20,000        341

 Michaels Stores                                       6,500         385

 O'Reilly Automotive *                                 11,000        421

 Pacific Sunwear *                                     18,012        379

 PETsMART                                              12,000        341

 Pier 1 Imports                                        7,000         126

 Rent-A-Center *                                       11,250        291

 Ross Stores                                           10,000        234

 Sonic Automotive, Class A                             3,000         60

 Talbots                                               7,000         173

 TSC                                                   6,000         189

 West Marine *                                         5,000         107

 Williams-Sonoma *                                     7,000         263

                                                                     5,345

 Textiles, Apparel, & Luxury Goods  0.8%
 Fossil *                                              14,875        460

 Timberland, Class A *                                 3,000         171

                                                                     631

 Total Consumer Discretionary                                        14,538

 CONSUMER STAPLES  2.1%
 Beverages  0.1%
 Boston Beer, Class A *                                4,000         101

                                                                     101

 Food & Staples Retailing  1.0%
 Performance Food Group *                              5,000         119

 United Natural Foods *                                16,000        426

 Whole Foods Market                                    2,500         214

                                                                     759

 Food Products  1.0%
 Peet's Coffee & Tea *                                 4,000         93

 SunOpta *                                             79,900        622

                                                                     715

 Total Consumer Staples                                              1,575

 ENERGY  6.1%
 Energy Equipment & Services  4.6%
 Atwood Oceanics *                                     2,500         119

 Cal Dive International *                              13,000        463

 FMC Technologies *                                    5,000         167

 Global Industries *                                   11,000        68

 Grey Wolf *                                           65,000        318

 Helmerich & Payne                                     3,000         86

 Lone Star Technologies *                              5,000         189

 Maverick Tube *                                       12,000        370

 National Oilwell *                                    6,900         227

 Oil States International *                            12,000        224

 Patterson-UTI Energy                                  26,000        496

 Unit *                                                12,000        421

 Varco International *                                 9,000         241

                                                                     3,389

 Oil & Gas  1.5%
 Cabot Oil & Gas                                       7,000         314

 Comstock Resources *                                  14,500        304

 Spinnaker Exploration *                               8,000         280

 Stone Energy *                                        5,500         241

                                                                     1,139

 Total Energy                                                        4,528

 FINANCIALS  7.9%
 Capital Markets  2.5%
 Affiliated Managers Group *                           9,000         482

 Eaton Vance                                           6,000         243

 Greenhill                                             1,200         28

 Investors Financial Services                          11,700        528

 Legg Mason                                            2,748         147

 Raymond James Financial                               10,000        241

 Waddell & Reed Financial, Class A                     10,150        223

                                                                     1,892

 Commercial Banks  1.9%
 Boston Private Financial                              13,500        337

 East West Bancorp                                     7,000         235

 Silicon Valley Bancshares *                           5,400         201

 Southwest Bancorp                                     10,000        201

 UCBH Holdings                                         10,800        422

                                                                     1,396

 Consumer Finance  0.2%
 First Marblehead *                                    3,600         167

                                                                     167

 Insurance  2.1%
 Brown & Brown                                         4,600         210

 MaxRe Capital                                         10,500        210

 RenaissanceRe Holdings                                7,000         361

 StanCorp Financial Group                              4,000         285

 Triad Guaranty *                                      8,500         472

                                                                     1,538

 Real Estate  0.3%
 Redwood Trust, REIT                                   3,000         187

                                                                     187

 Thrifts & Mortgage Finance  0.9%
 Doral Financial                                       4,625         192

 IndyMac Mortgage Holdings                             12,000        434

 PMI Group                                             2,000         81

                                                                     707

 Total Financials                                                    5,887

 HEALTH CARE  21.7%
 Biotechnology  4.2%
 Abgenix *                                             11,000        108

 Alkermes *                                            8,400         97

 Celgene *                                             3,000         175

 Cephalon *                                            4,359         209

 Charles River Laboratories International *            9,000         412

 Digene *                                              17,500        454

 Human Genome Sciences *                               10,000        109

 ICOS *                                                4,000         97

 Martek Biosciences *                                  9,000         438

 Neurocrine Biosciences *                              7,000         330

 Protein Design Labs *                                 18,000        352

 Techne *                                              8,000         305

 Vertex Pharmaceuticals *                              3,302         35

                                                                     3,121

 Health Care Equipment & Supplies  5.2%
 Advanced Neuromodulation Systems *                    7,000         212

 Conceptus *                                           5,000         46

 Cyberonics *                                          2,000         41

 Cytyc *                                               11,000        266

 Dentsply International                                7,000         364

 ICU Medical *                                         10,500        273

 IDEXX Laboratories *                                  2,500         127

 INAMED *                                              9,750         465

 Integra LifeSciences *                                2,500         80

 Invitrogen *                                          6,100         335

 Mentor                                                3,000         101

 Merit Medical Systems *                               7,500         113

 Respironics *                                         8,500         454

 STAAR *                                               10,000        33

 Steris *                                              23,000        505

 Thoratec *                                            25,000        241

 Varian *                                              4,000         152

 Wright Medical Group *                                4,500         113

                                                                     3,921

 Health Care Providers & Services  9.2%
 Accredo Health *                                      16,300        384

 Advisory Board *                                      21,000        706

 AmSurg, Class A *                                     9,500         201

 Community Health System *                             6,000         160

 Computer Programs and Systems                         31,400        630

 Coventry Health Care *                                12,000        640

 D&K Healthcare                                        10,000        99

 Davita *                                              13,650        425

 First Health Group *                                  14,000        225

 Gentiva Health Services *                             15,000        246

 Henry Schein *                                        1,500         93

 LifePoint Hospitals *                                 13,000        390

 Manor Care                                            6,500         195

 Matria Healthcare *                                   2,700         76

 Omnicare                                              13,500        383

 Patterson Companies *                                 5,000         383

 Pharmaceutical Product Dev. *                         10,200        367

 Priority Healthcare, Class B *                        5,000         101

 Renal Care Group *                                    6,000         193

 Symbion *                                             12,000        193

 Triad Hospitals *                                     4,000         138

 United Surgical Partners International *              10,000        344

 WellChoice *                                          8,000         299

                                                                     6,871

 Pharmaceuticals  3.1%
 Andrx *                                               12,000        268

 Bradley Pharmaceuticals *                             18,000        366

 Eon Labs *                                            12,000        260

 K-V Pharmaceutical, Class A *                         15,375        275

 Medicis Pharmaceutical, Class A                       14,000        547

 Noven Pharmaceuticals *                               15,000        313

 Par Pharmaceutical *                                  2,500         90

 Taro Pharmaceuticals, Class A *                       7,000         164

                                                                     2,283

 Total Health Care                                                   16,196

 INDUSTRIALS & BUSINESS SERVICES  13.2%
 Aerospace & Defense  2.1%
 Engineered Support System                             12,500        570

 Herley Industries *                                   6,000         112

 Mercury Computer Systems *                            16,000        431

 MTC Technologies *                                    16,000        442

                                                                     1,555

 Air Freight & Logistics  1.1%
 Forward Air *                                         5,000         200

 UTi Worldwide                                         10,500        618

                                                                     818

 Airlines  1.4%
 AirTran *                                             6,000         60

 ExpressJet Holdings *                                 9,000         90

 Frontier Airlines *                                   36,100        277

 JetBlue Airways *                                     3,000         63

 SkyWest                                               38,500        579

                                                                     1,069

 Building Products  0.3%
 Simpson Manufacturing                                 3,000         190

                                                                     190

 Commercial Services & Supplies  6.2%
 Apollo Group, Class A *                               2,973         218

 Bright Horizons Family Solutions *                    8,900         483

 Career Education *                                    5,900         168

 ChoicePoint *                                         11,266        480

 Corinthian Colleges *                                 11,000        148

 Corporate Executive Board                             14,000        857

 Devry *                                               15,000        311

 Education Management *                                18,000        480

 Exult *                                               10,600        56

 ITT Educational Services *                            10,100        364

 Resources Connection *                                13,000        491

 Stericycle *                                          6,000         275

 Waste Connections *                                   10,500        333

                                                                     4,664

 Construction & Engineering  0.2%
 Insituform Technologies, Class A *                    7,000         131

                                                                     131

 Machinery  0.8%
 Oshkosh Truck                                         8,000         456

 Reliance Steel & Aluminum                             4,000         159

                                                                     615

 Road & Rail  0.7%
 Dollar Thrifty Auto Group *                           10,000        244

 Old Dominion Freight Line *                           9,000         259

                                                                     503

 Trading Companies & Distributors  0.4%
 Hughes Supply                                         11,000        331

                                                                     331

 Total Industrials & Business Services                               9,876

 INFORMATION TECHNOLOGY  27.4%
 Communications Equipment  3.7%
 ADTRAN                                                14,000        317

 Anaren *                                              9,500         128

 Avocent *                                             2,075         54

 Black Box                                             3,000         111

 Centillium Communications *                           19,000        45

 F5 Networks *                                         15,500        472

 Inter-Tel                                             20,000        432

 Packeteer *                                           17,000        184

 Plantronics                                           14,500        627

 Polycom *                                             15,942        316

 Powerwave Technologies *                              10,000        62

 REMEC *                                               10,000        47

                                                                     2,795

 Computers & Peripherals  2.0%
 Avid Technology *                                     14,500        680

 Maxtor *                                              51,200        266

 Pinnacle *                                            10,000        42

 Sandisk *                                             14,000        408

 SBS Technologies *                                    8,000         97

                                                                     1,493

 Electronic Equipment & Instruments  4.0%
 Aeroflex *                                            46,000        486

 Coherent *                                            5,700         148

 Cyberoptics *                                         27,000        417

 Digital Theater Systems *                             14,000        255

 Dionex *                                              2,500         137

 FLIR Systems *                                        8,000         468

 KEMET *                                               7,700         62

 Lexar Media *                                         20,000        168

 National Instruments                                  1,475         45

 Newport *                                             3,000         34

 Plexus *                                              19,000        210

 Scansource *                                          1,500         96

 TTM Technologies *                                    48,000        427

                                                                     2,953

 Internet Software & Services  2.0%
 CNET Networks *                                       13,000        119

 Digital Insight *                                     21,500        293

 Earthlink *                                           15,000        155

 MatrixOne *                                           30,000        152

 Netegrity *                                           12,000        90

 Open Text *                                           17,000        293

 Support.com *                                         20,000        195

 Websense *                                            5,000         208

                                                                     1,505

 IT Services  3.5%
 CACI International, Class A *                         7,000         369

 Cognizant Technology Solutions, Class A *             10,000        305

 Forrester Research *                                  17,500        267

 Global Payments                                       5,800         311

 Inforte *                                             55,000        379

 Iron Mountain *                                       13,000        440

 SkilSoft ADR *                                        8,000         53

 SRA International, Class A *                          10,000        516

                                                                     2,640

 Office Electronics  1.0%
 Zebra Technologies, Class A *                         12,375        755

                                                                     755

 Semiconductor & Semiconductor Equipment  6.4%
 Advanced Energy Industries *                          35,200        327

 AMIS Holdings *                                       10,000        135

 ATMI *                                                7,500         154

 August Technology *                                   7,000         48

 Axcelis Technologies *                                25,000        207

 Cognex                                                8,300         217

 Cohu                                                  8,000         118

 Cymer *                                               9,500         272

 Entegris *                                            18,000        150

 Exar *                                                11,000        156

 Integrated Circuit Systems *                          11,000        237

 Integrated Silicon Solution *                         23,000        167

 Intersil Holding, Class A                             18,300        292

 Lattice Semiconductor *                               14,500        71

 Micrel *                                              4,000         42

 Microchip Technology                                  1,762         47

 Omnivision Technologies *                             27,000        382

 Pericom Semiconductor *                               12,500        121

 Rudolph Technologies *                                4,200         70

 Semtech *                                             13,000        249

 Sigmatel *                                            7,000         149

 Silicon Storage Technology *                          21,300        136

 Skyworks Solutions *                                  10,000        95

 Tessera Technologies *                                11,000        243

 TriQuint Semiconductor *                              14,987        58

 Varian Semiconductor Equipment *                      10,000        309

 Zoran *                                               22,998        362

                                                                     4,814

 Software  4.8%
 Activision *                                          20,250        281

 Actuate *                                             26,700        94

 Agile Software *                                      35,000        278

 Borland Software *                                    20,000        167

 Concord Communications *                              7,000         62

 EPIQ Systems *                                        5,000         78

 FactSet Research Systems                              4,000         193

 Fair Isaac                                            14,256        416

 Hyperion Solutions *                                  12,000        408

 Informatica *                                         31,200        182

 Jack Henry & Associates                               10,000        188

 Macromedia *                                          8,000         161

 Macrovision *                                         16,000        385

 Mercury Interactive *                                 1,000         35

 Radiant Systems *                                     10,750        43

 Red Hat *                                             10,000        122

 RSA Security *                                        9,000         174

 SERENA Software *                                     18,000        301

                                                                     3,568

 Total Information Technology                                        20,523

 MATERIALS  0.7%
 Chemicals  0.4%
 Symyx Technologies *                                  13,900        327

                                                                     327

 Metals & Mining  0.3%
 Steel Dynamics                                        6,000         232

                                                                     232

 Total Materials                                                     559

 TELECOMMUNICATION SERVICES  1.2%
 Wireless Telecommunication Services  1.2%
 Nextel Partners, Class A *                            40,000        663

 NII Holdings, Class B *                               3,000         124

 Wireless Facilities *                                 15,000        104

 Total Telecommunication Services                                    891

 Total Common Stocks (Cost  $61,872)                                 74,573

 SHORT-TERM INVESTMENTS  0.2%
 Money Market Fund  0.2%
 T. Rowe Price Reserve Investment Fund, 1.68% #        141,333       141

 Total Short-Term Investments (Cost  $141)                           141

 Total Investments in Securities
 99.9% of Net Assets (Cost $62,013)                    $             74,714

 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 ADR  American Depository Receipts
 REIT Real Estate Investment Trust


The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Diversified Small-Cap Growth Fund
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Diversified Small-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES


At September 30, 2004, the cost of investments for federal income tax purposes was $62,013,000. Net unrealized gain aggregated $12,701,000 at period-end, of which $21,066,000 related to appreciated investments and $8,365,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS


The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                            SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Small-Cap Growth Fund, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     November 19, 2004